Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table contains a summary of the carrying value of the Partnership’s financing receivables by type of borrower, the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis and the grade as at December 31, 2018.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2018 $	December 31, 2017 $
Direct financing leases	Payment activity	Performing	575,163	495,990
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	5,694	5,476
Advances to equity-accounted joint ventures (note 7)	Other internal metrics	Performing	131,386	131,685
			712,243	633,151

Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2016 to December 31, 2018:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Balance at January 1,	39,144	33,538	33,916
Cost incurred for dry docking	15,259	22,283	13,944
Write-downs and sales of vessels	(2,448)	(2,782)	(2,886)
Dry-dock amortization	(11,590)	(13,895)	(11,436)
Balance at December 31,	40,365	39,144	33,538